Debt Facilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Facilities

8. Debt Facilities

We entered into a $20 million term loan with High River on September 16, 2011, and subsequently amended the terms on November 14, 2011 and on February 28, 2012. The term loan accrued interest at 9% per year, which was paid-in-kind quarterly through capitalizing interest and adding it to the principal balance. We repaid the term loan in full, approximately $23.8 million in principal and accrued interest, on August 19, 2013. See Note 15—Related Party Transactions for further information.